OTHER FINANCIAL ASSETS/LIABILITIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other financial assets are classified as:
Other financial assets	$ 37.4	$ 15.4
Other financial liabilities are classified as:
Other financial liabilities	(7.1)	(56.1)
Foreign exchange forward contracts:
Other financial assets/liabilities
Notional amount	857.5	2,177.4
Estimated Fair Value	30.3	(40.7)
Other financial assets are classified as:
Current	37.4	15.4
Other financial assets	37.4	15.4
Other financial liabilities are classified as:
Current	(7.1)	(56.1)
Other financial liabilities	(7.1)	(56.1)
Derivative losses not under hedge accounting recorded	93.0	49.8	8.0
Unrealized gain (loss) associated with derivative	50.3	(19.0)
Deliverable contracts:
Other financial assets/liabilities
Notional amount	401.8	628.2
Deliverable contracts: | Under cash flow hedge
Other financial assets/liabilities
Notional amount	401.8	628.2
Estimated Fair Value	36.8	(22.4)
Deliverable contracts: | Not under cash flow hedge
Other financial assets/liabilities
Notional amount	455.7	1,411.2
Estimated Fair Value	(6.5)	(18.3)
Non deliverable contracts
Other financial assets/liabilities
Notional amount		18.0
Estimated Fair Value		(0.1)
Non deliverable options
Other financial assets/liabilities
Notional amount		120.0
Estimated Fair Value		$ 0.1